Summary of significant accounting policies (Policies)	6 Months Ended
Sep. 30, 2016
Summary of significant accounting policies
Principles of consolidation

(a)Principles of consolidation

The accompanying unaudited condensed consolidated financial statements include the financial statements of the Company, its majority-owned subsidiaries and a restricted share unit related variable interest entity in which the Company is the primary beneficiary. For consolidated subsidiaries where the Company’s ownership is less than 100%, the portion of equity (net assets) in a subsidiary not attributable, directly or indirectly, to the Company, are presented as non-controlling interests. All significant intercompany balances and transactions have been eliminated on consolidation.

Use of estimates

(b)Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the estimate of selling price for individual deliverables in multiple-element revenue arrangements, the estimated future number of successful match units over the estimated weighted average remaining useful life of donated cord blood units, the useful lives of property, plant and equipment and intangible assets, the recoverability of property, plant and equipment and intangible assets, the collectibility of accounts receivables, the realizability of inventories and deferred tax assets and the fair values of share-based compensation.